Accounts receivable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Account Receivable Explanatory [Text Block]
7.	Accounts receivable

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Receivables from collaboration agreements	1,250	957

Accounts receivable	1,250	957

As of December 31, 2020, and 2019, no receivables were considered impaired.